SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Condensed Income Statements

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	49,753	24,908	3,976	989	39,547	(38,920)	80,253
Personnel expenses	(359)	(407)	(95)	(283)	(5,934)	(2)	(7,080)
Depreciation and amortization	(150)	(7)	(3)	(100)	(462)	1	(721)
Other operating expenses (*)	(47,947)	(36,812)	(7,853)	(2,314)	(51,615)	3,060	(143,481)
Operating expenses	(48,456)	(37,226)	(7,951)	(2,697)	(58,011)	3,059	(151,282)
OPERATING INCOME/(LOSS)	1,297	(12,318)	(3,975)	(1,708)	(18,464)	(35,861)	(71,029)
Finance income	(5)	242	4	32	14,437	(10,167)	4,543
Finance costs	-	(7)	(28)	(2)	(10,649)	10,125	(561)
Net financial results	(5)	235	(24)	30	3,788	(42)	3,982
NET INCOME/(LOSS) BEFORE TAX	1,292	(12,083)	(3,999)	(1,678)	(14,676)	(35,903)	(67,047)
Income tax benefit/(expense)	(68)	-	-	(7)	(891)	-	(966)
NET INCOME/(LOSS) FOR THE YEAR	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,903)	(68,013)
Attributable to equity holders of the Parent	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,957)	(68,067)
Attributable to non-controlling interests	-	-	-	-	-	54	54

*	Include the transaction costs of the Business Combination as described in Note 2.

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	48,279	18,422	2,355	329	31,046	(29,934)	70,497
Personnel expenses	(275)	(18)	(108)	(174)	(4,582)	-	(5,157)
Depreciation and amortization	(470)	(1)	(2)	(3)	(456)	-	(932)
Other operating expenses	(43,230)	(26,277)	(3,497)	(289)	(35,298)	29,934	(78,657)
Operating expenses	(43,975)	(26,296)	(3,607)	(466)	(40,336)	29,934	(84,746)
OPERATING INCOME/(LOSS)	4,304	(7,874)	(1,252)	(137)	(9,290)	-	(14,249)
Finance income	-	-	-	-	602	(434)	168
Finance costs	(332)	7	-	(101)	(696)	434	(688)
Net financial results	(332)	7	-	(101)	(94)	-	(520)
NET INCOME/(LOSS) BEFORE TAX	3,972	(7,867)	(1,252)	(238)	(9,384)	-	(14,769)
Income tax benefit/(expense)	(1,077)	-	-	118	(551)	-	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	2,895	(7,867)	(1,252)	(120)	(9,935)	-	(16,279)
Attributable to equity holders of the Parent	2,895	(7,867)	(1,252)	(115)	(9,935)	-	(16,274)
Attributable to non-controlling interests	-	-	-	(5)	-	-	(5)

12/31/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,058	15,222	1,505	731	27,743	(27,676)	61,583
Personnel expenses	(234)	(6)	(79)	-	(4,783)	-	(5,102)
Depreciation and amortization	(746)	(1)	-	-	(446)	-	(1,193)
Other operating expenses	(44,125)	(21,754)	(3,909)	(550)	(28,503)	27,676	(71,165)
Operating expenses	(45,105)	(21,761)	(3,988)	(550)	(33,732)	27,676	(77,460)
OPERATING INCOME/(LOSS)	(1,047)	(6,539)	(2,483)	181	(5,989)	-	(15,877)
Finance income	-	-	-	-	232	(232)	-
Finance costs	(3)	-	-	(126)	(372)	232	(269)
Net financial results	(3)	-	-	(126)	(140)	-	(269)
NET INCOME/(LOSS) BEFORE TAX	(1,050)	(6,539)	(2,483)	55	(6,129)	-	(16,146)
Income tax benefit/(expense)	400	-	-	38	(385)	-	53
NET INCOME/(LOSS) FOR THE YEAR	(650)	(6,539)	(2,483)	93	(6,514)	-	(16,093)
Attributable to equity holders of the Parent	(650)	(6,539)	(2,483)	(5)	(6,514)	-	(16,191)
Attributable to non-controlling interests	-	-	-	98	-	-	98

Schedule of Financial Position

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	73	29	9	107	97,854	(97,466)	606
Current assets	23,831	5,392	3,715	1,919	161,851	(92,039)	104,669
Trade receivables and other current assets	13,353	1,734	1,337	559	37,720	(48,841)	5,862
Current financial assets	7,022	1,084	798	329	37,833	(43,167)	3,899
Cash and cash equivalents	3,456	2,574	1,580	1,031	86,298	(31)	94,908
Total Assets	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275
EQUITY	14,259	(15,494)	(3,990)	(799)	172,734	(98,556)	68,154
NON-CURRENT LIABILITIES	-	-	-	-	5,513	-	5,513
CURRENT LIABILITIES	9,645	20,915	7,714	2,825	81,458	(90,949)	31,608
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	1,776	1,209	2,077	577	62,647	(65,302)	2,984
Trade payables and other current liabilities	7,869	19,706	5,637	2,248	18,811	(25,647)	28,624
Total EQUITY AND LIABILITIES	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	213	3	6	197	9,159	(8,334)	1,244
Current assets	21,734	5,047	1,186	651	14,891	(26,205)	17,304
Trade receivables and other current assets	13,605	-	-	486	12,885	(25,330)	1,646
Current financial assets	3,020	1,025	408	129	1,050	(875)	4,757
Cash and cash equivalents	5,109	4,022	778	36	956	-	10,901
Total Assets	21,947	5,050	1,192	848	24,050	(34,539)	18,548
EQUITY	(15,232)	(5,462)	(1,001)	(1,164)	(16,823)	(243)	(39,925)
NON-CURRENT LIABILITIES	21,191	-	-	-	250	-	21,441
CURRENT LIABILITIES	15,988	10,512	2,193	2,012	40,623	(34,296)	37,032
Lease obligations	9	-	-	-	-	-	9
Provisions	-	-	-	-	15	-	15
Borrowings	7,391	-	-	1,238	31,286	(22,138)	17,777
Trade payables and other current liabilities	8,588	10,512	2,193	774	9,322	(12,158)	19,231
Total EQUITY AND LIABILITIES	21,947	5,050	1,192	848	24,050	(34,539)	18,548